Reserves - Movement in share-based payment reserve (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($)
Reserves
Balance as of beginning	$ 4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors	22,576
Add: Fair value of earnout for NETC Sponsor issuable to Nabors	112
Balance as of ending	$ 22,692